Business combinations	12 Months Ended
Mar. 31, 2018
Disclosure Of Business Combinations [Abstract]
Business combinations

13. Business combinations

All business combinations are accounted for using the acquisition method regardless of whether equity instruments or other assets are acquired. We didn’t make any material acquisitions in the year ended 31 March 2018 (2016/17: no material acquisitions). The acquisition of EE was completed in 2015/16 with the provisional acquisition accounting at 31 March 2016 and the final acquisition accounting was reflected during 2016/17.